Financial and Other Assets - Schedule of Financial and Other Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Financial Instruments [Abstract]
Long-term receivables and deposits	$ 289		$ 268
Marketable equity and debt securities carried at fair value	178		183
Pension plans in a net asset position (Note 23(a))		$ 301		$ 360
Derivative assets		$ 77		$ 28
Long-term portion of inventories (Note 13)	84		75
Finite life intangibles	309		162
Other	31		33
Financial and other assets	$ 1,269		$ 1,109